DWS RREEF Real Assets Fund Annual Fund Operating Expenses - DWS RREEF Real Assets Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.14%)
Net Expenses (as a percentage of Assets)	1.14%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%	[1]
Expenses (as a percentage of Assets)	2.01%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.89%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.38%	[1]
Expenses (as a percentage of Assets)	1.66%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	1.39%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%	[1]
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	0.89%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.10%)
Net Expenses (as a percentage of Assets)	0.90%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%	[1]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.99%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.26%, 0.24%, 0.39%, 0.13%, 0.23% and 0.28% for Class A, Class C, Class R, Class R6, Institutional Class and Class S, respectively, had proxy expenses been included.